OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65.00%	51.00%	56.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16.00%	45.00%	38.00%
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.00%	0.00%	2.00%
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19.00%	4.00%	4.00%